Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property and Equipment, Net [Line Items]
Less: accumulated depreciation	$ (1,833)	$ (1,599)
Less: impairment of property and equipment	(3,063)	(3,159)	$ (3,186)
Property and equipment, net	1,959	2,502
Vehicles held for use [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	2,819	3,234
Production facilities [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	2,756	2,748
Electronic equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	776	775
Furniture [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	284	283
Leasehold improvement [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	114	114
Battery and charging swap infrastructure [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 106	$ 106